Document and Entity Information	Apr. 30, 2026
Cover [Abstract]
Entity Registrant Name	Western Union CO
Entity Address, State or Province	CO
Amendment Flag	false
Entity Central Index Key	0001365135
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-32903
Entity Tax Identification Number	20-4531180
Entity Address, Address Line One	7001 East Belleview Avenue
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80237
City Area Code	(866)
Local Phone Number	405-5012
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	WU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false